REVENUE AND EXPENSES (Details 5) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	€ (13,300,000)	€ (6,773,000)
Weighted average number of shares outstanding	60,000,000	60,000,000
Adjusted number of shares	0	0
Basic earnings per share (euros)	€ (221.67)	€ (112.89)
Diluted earnings per share (euros)	€ (221.67)	€ (112.89)
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	€ (13,267,000)	€ (6,777,000)
Codere Online Business [Member]
Reserve Quantities [Line Items]
Weighted average number of shares outstanding			60,000	60,000
Adjusted number of shares			0	0
Basic earnings per share (euros)			€ (271.2)	€ (269.9)
Diluted earnings per share (euros)			€ (271.2)	€ (269.9)
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)			€ (16,274)	€ (16,191)